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                            AIM EUROLAND GROWTH FUND

                      CLASS A, CLASS B AND CLASS C SHARES

                         Supplement dated June 14, 2001
                      to the Prospectus dated May 1, 2001


At a meeting held on June 12, 2001, the Board of Trustees of AIM Growth Series (the "trust"), on behalf of AIM Euroland Growth Fund (the "fund"), voted to request shareholders to approve the following items that will affect the fund:

    o A new advisory agreement between the trust and A I M Advisors, Inc. ("AIM"). The principal changes to the advisory agreement are (i) to move the provision of administrative services to a master administrative services agreement, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The proposed advisory agreement adds provisions relating to certain functions that would be performed by AIM in connection with the fund's securities lending program and for which AIM would receive compensation;

    o Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

    o Making the fund's investment objective non-fundamental. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the trust without further approval by shareholders.

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about August 17, 2001 to vote on these and other proposals. Only shareholders of record as of May 30, 2001 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about September 1, 2001.



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                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM JAPAN GROWTH FUND

                         Supplement dated June 14, 2001
                      to the Prospectus dated May 1, 2001

The Board of Trustees of AIM Growth Series ("AGS") unanimously approved, on June 12, 2001, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Japan Growth Fund ("Japan Growth Fund"), a series of AGS, would transfer substantially all of its assets to AIM International Equity Fund ("International Equity Fund"), a series of AIM International Funds, Inc. As a result of the transaction, shareholders of Japan Growth Fund would receive shares of International Equity Fund in exchange for their shares of Japan Growth Fund, and Japan Growth Fund would cease operations.

The investment objective of International Equity Fund is the same as the investment objective of Japan Growth Fund - long-term growth of capital. Japan Growth Fund seeks to meet its investment objective by investing primarily in equity securities of issuers domiciled in Japan while International Equity Fund invests in a diversified portfolio of international equity securities.

The Plan requires approval of Japan Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in August 2001. If the Plan is approved by shareholders of Japan Growth Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

Effective on or about August 1, 2001, Class A, Class B and Class C shares of the Japan Growth Fund will be closed to new investors.


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                            AIM MID CAP EQUITY FUND

                      CLASS A, CLASS B AND CLASS C SHARES

                         Supplement dated June 14, 2001
                      to the Prospectus dated May 1, 2001

At a meeting held on June 12, 2001, the Board of Trustees of AIM Growth Series (the trust), on behalf of AIM Mid Cap Equity Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

    o    A new advisory agreement between the trust and A I M Advisors, Inc.
         (AIM). The principal changes to the advisory agreement are (i) to move the provision of administrative services to a master administrative services agreement, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The proposed advisory agreement adds provisions relating to certain functions that would be performed by AIM in connection with the fund's securities lending program and for which AIM would receive compensation;

    o Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

    o Making the fund's investment objective non-fundamental. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the trust without further approval by shareholders.

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about August 17, 2001 to vote on these and other proposals. Only shareholders of record as of May 30, 2001 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about September 1, 2001.

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                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM EUROLAND GROWTH FUND
                             AIM JAPAN GROWTH FUND
                            AIM MID CAP EQUITY FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                     Supplement dated June 14, 2001 to the
             Statement of Additional Information dated May 1, 2001


At a meeting held on June 12, 2001, the Board of Trustees of AIM Growth Series (the "Trust") voted to request shareholder approval to amend the fundamental investment restrictions of AIM Euroland Growth Fund and AIM Mid Cap Equity Fund (each, a "Fund"), both series portfolios of the Trust. The Board of Trustees has called a meeting of each Fund's shareholders to be held on or about August 17, 2001 to vote on these and other proposals. Only shareholders of record as of May 30, 2001 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about September 1, 2001.

If shareholders approve the proposal to amend the Funds' fundamental investment restrictions, each Fund will operate under the following fundamental investment restrictions.

The Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares:

         (a) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (b) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (c) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

         (d)      The Fund will not make investments that will result in
                  the concentration (as that term may be defined or
                  interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investment in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) tax-exempt obligations issued by government or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
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         (e)      The Fund may not purchase real estate or sell real estate
                  unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (f) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (g) The Fund may not make personal loans or loans of its assets to persons who control or are under the common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (h) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Funds have this flexibility, the Board of Trustees has adopted internal guidelines for each Fund relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these guidelines, which are set forth below, require the approval of the Board of Trustees.

If the shareholders approve the proposal to amend the Fund's non-fundamental investment restrictions, the Fund will operate under the following non-fundamental investment restrictions:

         1. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers, or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may

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                   not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

         3. In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         4. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         5. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies, and restrictions as the Fund.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction (with the exception of borrowing money from banks).


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